RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

7. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$694,792,405	$608,455,398
Less receivables:
Employer contributions	785,178	832,562

Plus payables and transfers:
Excess contributions payable	674,454	709,422

Net assets available for plan benefits per Form 5500	$694,681,681	$608,332,258

The following is a reconciliation of certain contributions to the Plan during 2025 per the financial statements to the Form 5500:

December 31,
2025
Contributions per the financial statements	$68,537,810

Plus 2024 employer contributions receivable	832,562
Less 2024 excess contributions payable	(709,422)
123,140

Less 2025 employer contributions receivable	(785,178)
Plus 2025 excess contributions payable	674,454
(110,724)

Contributions per Form 5500	$68,550,226